10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		216 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Stock based compensation	$ 0	$ 1,010,380	$ 24,176,057
Exploration
Stock based compensation	0	148,125	4,369,529
General and administration
Stock based compensation	$ 0	$ 862,255	$ 19,806,528